Note 11 - Convertible Note Arrangement - Activity of Convertible Note Arrangement (Details) $ in Thousands			2 Months Ended	11 Months Ended	12 Months Ended
	Nov. 27, 2024 CAD ($)	Feb. 13, 2023 CAD ($)	Feb. 13, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Mar. 21, 2024 USD ($)
Statement Line Items [Line Items]
Interest payment					$ 0	$ (1,656)	$ (3,183)
Gain (loss) on financial derivative liability - 2026 Notes					(4,493)	6,683	27,686
Portion de-recognized due to conversions						(998)	(4,835)
Transaction costs	$ (903)				0	(2,100)	0
The 2028 notes [member]
Statement Line Items [Line Items]
Interest payment		$ (1,656)
Proceeds from 2028 Notes		20,013
Fair value of 2028 Notes								$ 51,000
Transaction costs		(2,340)
The 2027 notes [member]
Statement Line Items [Line Items]
Transaction costs	$ (633)
Convertible debt, host instrument [member] | The 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance		60,108	$ 0		40,101	0
Foreign exchange loss				$ (482)	3,947
Portion de-recognized due to conversions				(840)
Ending balance				40,101	57,686	40,101	0
Initial recognition at fair value		60,108
Fair value gain on convertible notes payable and warrants				(18,685)	3,139
Accretion				0	0
Capitalized interest					9,157
Revaluation to fair value due to own credit risk					1,342
Foreign exchange loss				(482)	3,947
Convertible debt, host instrument [member] | The 2027 notes [member]
Statement Line Items [Line Items]
Beginning balance					0
Foreign exchange loss					139
Ending balance				0	6,277	0
Fair value used to settle 2026 Notes				4,921		4,921
Initial recognition at fair value					4,921
Fair value gain on convertible notes payable and warrants					1,217
Foreign exchange loss					139
Convertible debt, host instrument [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Beginning balance		60,108	0		40,101	0
Foreign exchange loss				(482)	4,086
Portion de-recognized due to conversions				(840)
Ending balance				40,101	63,963	40,101	0
Fair value used to settle 2026 Notes				4,921		4,921
Initial recognition at fair value		60,108			4,921
Fair value gain on convertible notes payable and warrants				(18,685)	4,356
Accretion				0	0
Capitalized interest					9,157
Revaluation to fair value due to own credit risk					1,342
Foreign exchange loss				(482)	4,086
Convertible debt, host instrument [member] | The 2026 and 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance			25,662	26,198		25,662	22,541
Effective interest			914				6,954
Foreign exchange loss			22				2,728
Interest payment							(3,183)
Gain (loss) on financial derivative liability - 2026 Notes			0				0
Portion de-recognized due to conversions							(2,078)
Less: Accrued interest			(356)				(1,300)
Ending balance		26,198	26,198				25,662
Foreign exchange loss			22				2,728
Embedded derivative liability, warrant [member] | The 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance		13,519	0		1,421	0
Foreign exchange loss				(25)	24
Portion de-recognized due to conversions				0
Ending balance				1,421	1,582	1,421	0
Initial recognition at fair value		13,519
Fair value gain on convertible notes payable and warrants				(12,073)	137
Accretion				0	0
Capitalized interest					0
Revaluation to fair value due to own credit risk					0
Foreign exchange loss				(25)	24
Embedded derivative liability, warrant [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Beginning balance		13,519	0		1,421	0
Foreign exchange loss				(25)	24
Portion de-recognized due to conversions				0
Ending balance				1,421	1,582	1,421	0
Fair value used to settle 2026 Notes				0		0
Initial recognition at fair value		13,519			0
Fair value gain on convertible notes payable and warrants				(12,073)	137
Accretion				0	0
Capitalized interest					0
Revaluation to fair value due to own credit risk					0
Foreign exchange loss				(25)	24
Embedded derivative liability, royalty [member] | The 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance		721	0		858	0
Foreign exchange loss				(9)	95
Portion de-recognized due to conversions				0
Ending balance				858	1,283	858	0
Initial recognition at fair value		721
Fair value gain on convertible notes payable and warrants				0	0
Accretion				146	330
Capitalized interest					0
Revaluation to fair value due to own credit risk					0
Foreign exchange loss				(9)	95
Embedded derivative liability, royalty [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Beginning balance		721	0		858	0
Foreign exchange loss				(9)	95
Portion de-recognized due to conversions				0
Ending balance				858	1,283	858	0
Fair value used to settle 2026 Notes				0		0
Initial recognition at fair value		721			0
Fair value gain on convertible notes payable and warrants				0	0
Accretion				146	330
Capitalized interest					0
Revaluation to fair value due to own credit risk					0
Foreign exchange loss				(9)	95
Convertible debt, host instrument and embedded derivative [member]
Statement Line Items [Line Items]
Gain (loss) on financial derivative liability - 2026 Notes					0	(5,076)	27,686
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes					0	(18,727)	0
Fair value gain on convertible notes payable and warrants					(4,493)	30,758	0
Convertible debt, host instrument and embedded derivative [member] | The 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance		74,348	0		42,380	0
Foreign exchange loss				(516)	4,066
Portion de-recognized due to conversions				(840)
Ending balance				42,380	60,551	42,380	0
Initial recognition at fair value		74,348
Fair value gain on convertible notes payable and warrants				(30,758)	3,276
Accretion				146	330
Capitalized interest					9,157
Revaluation to fair value due to own credit risk					1,342
Foreign exchange loss				(516)	4,066
Convertible debt, host instrument and embedded derivative [member] | The 2028 and 2027 notes [member]
Statement Line Items [Line Items]
Beginning balance		74,348	0		42,380	0
Foreign exchange loss				(516)	4,205
Portion de-recognized due to conversions				(840)
Ending balance				42,380	66,828	42,380	0
Fair value used to settle 2026 Notes				4,921		4,921
Initial recognition at fair value		74,348			4,921
Fair value gain on convertible notes payable and warrants				(30,758)	4,493
Accretion				146	330
Capitalized interest					9,157
Revaluation to fair value due to own credit risk					1,342
Foreign exchange loss				(516)	$ 4,205
Convertible debt, host instrument and embedded derivative [member] | The 2026 and 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance			32,336	37,948		32,336	60,256
Effective interest			914				6,954
Foreign exchange loss			22				2,728
Interest payment							(3,183)
Gain (loss) on financial derivative liability - 2026 Notes			5,076				(27,686)
Portion de-recognized due to conversions							(5,433)
Less: Accrued interest			(356)				(1,300)
Ending balance		37,948	37,948				32,336
Proceeds from 2028 Notes		20,013
Fair value used to settle 2026 Notes		57,961	57,961
Fair value of 2028 Notes		74,348	74,348
Loss before transaction costs		(16,387)
Transaction costs		(2,340)
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes		(18,727)
Initial recognition at fair value				57,961
Foreign exchange loss			22				2,728
Convertible debt, embedded derivative [member] | The 2026 and 2028 notes [member]
Statement Line Items [Line Items]
Beginning balance			6,674	$ 11,750		$ 6,674	37,715
Effective interest			0				0
Foreign exchange loss			(0)				0
Interest payment							0
Gain (loss) on financial derivative liability - 2026 Notes			5,076				(27,686)
Portion de-recognized due to conversions							(3,355)
Less: Accrued interest			0				0
Ending balance		$ 11,750	11,750				6,674
Foreign exchange loss			$ (0)				$ 0